Estimated Useful Lives of Intangible Assets Acquired/Developed (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Customer-Related Intangible Assets | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	1 year	1 year
Customer-Related Intangible Assets | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	14 years	14 years
Marketing-Related Intangible Assets | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	1 year	1 year
Marketing-Related Intangible Assets | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years	10 years
Technology-related intangible assets | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives		2 years
Technology-related intangible assets | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives		8 years
Other Intangible Assets | Minimum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	2 years	3 years
Other Intangible Assets | Maximum
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets estimated useful lives	9 years	5 years